Summary of Significant Accounting Policies - Subsidiaries (Table) (Details)	6 Months Ended
Jun. 30, 2021
Aegean Sea Maritime Holdings Inc. [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Sub-Holding Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 –6/30
Amorgos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 –6/30
Andros Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 –6/30
Antikithira Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 –6/30
Antiparos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 –6/30
Amindra Navigation Co. [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Sub-Holding Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 –6/30
Crete Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 –6/30
Folegandros Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 –6/30
Ikaria Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 –6/30
Ios Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Cayman Is.
2021	1/1 –6/30
2020	1/1 –6/30
Kithira Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 –6/30
Kos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 –6/30
Mytilene Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 –6/30
Navios Maritime Acquisition Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Holding Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 –6/30
Navios Acquisition Finance (U.S.) Inc. [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Co-Issuer
Country of Incorporation	Delaware
2021	1/1 –6/30
2020	1/1 –6/30
Rhodes Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 –6/30
Serifos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 –6/30
Shinyo Loyalty Limited [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company
Country of Incorporation	Hong Kong
2021	1/1 –6/30
2020	1/1 –6/30
Shinyo Navigator Limited [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company
Country of Incorporation	Hong Kong
2021	1/1 –6/30
2020	1/1 –6/30
Sifnos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 –6/30
Skiathos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 –6/30
Skopelos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Cayman Is.
2021	1/1 –6/30
2020	1/1 –6/30
Syros Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Thera Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Tinos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Oinousses Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Psara Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Antipsara Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Samothrace Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Thasos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Limnos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Skyros Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Alonnisos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Makronisos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Iraklia Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Paxos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Antipaxos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Donoussa Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Schinousa Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Navios Acquisition Europe Finance Inc. [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Sub-Holding Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Kerkyra Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Lefkada Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Zakynthos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Leros Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(11)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Kimolos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(5)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Samos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Tilos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Delos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Agistri Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Operating Subsidiary
Country of Incorporation	Malta
2021	1/1 –6/30
2020	1/1 – 6/30
Olivia Enterprises Corp. [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Cyrus Investments Corp. [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Doxa International Corp. [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(2)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Tzia Shipping Corp. [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(2)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	6/4 – 6/30
Navios Maritime Midstream Partners GP LLC [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Holding Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Navios Maritime Midstream Operating LLC [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Sub-Holding Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Navios Maritime Midstream Partners L.P. [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Sub-Holding Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Navios Maritime Midstream Partners Finance (U.S.) Inc. [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Co-borrower
Country of Incorporation	Delaware
2021	1/1 –6/30
2020	1/1 – 6/30
Shinyo Kannika Limited [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company
Country of Incorporation	Hong Kong
2021	1/1 –6/30
2020	1/1 – 6/30
Shinyo Ocean Limited [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(3)
Country of Incorporation	Hong Kong
2021	1/1 –6/30
2020	1/1 – 6/30
Shinyo Saowalak Limited [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	British Virgin Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Shinyo Kieran Limited [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	British Virgin Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Shinyo Dream Limited [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(4)
Country of Incorporation	Hong Kong
2021	1/1 –6/30
2020	1/1 – 6/30
Sikinos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(10)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Alkmene Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(6)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Persephone Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(6)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Rhea Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(1),(6)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Aphrodite Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(6)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Dione Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(6)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	1/1 – 6/30
Bole Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(7),(14)
Country of Incorporation	Marshall Is.
2021	1/1 –4/28
2020	6/29 – 6/30
Boysenberry Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(7), (8)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	6/29 – 6/30
Brandeis Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(7),(12)
Country of Incorporation	Marshall Is.
2021	1/1 –5/10
2020	6/29 – 6/30
Buff Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(7),(13)
Country of Incorporation	Marshall Is.
2021	1/1 –5/10
2020	6/29 – 6/30
Cadmium Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(7),(16)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	6/29 – 6/30
Celadon Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(7),(15)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	6/29 – 6/30
Cerulean Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(7), (9)
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020	6/29 – 6/30
Letil Navigation Limited [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Sub-holding Company
Country of Incorporation	Marshall Is.
2021	1/1 –6/30
2020